Critical Accounting Estimates And Assumptions	12 Months Ended
Dec. 31, 2019
Critical Accounting Estimates And Assumptions [Abstract]
Critical Accounting Estimates And Assumptions
4.	CRITICAL ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of the consolidated financial statements requires management to make certain judgments and use assumptions and estimates based on experience and other factors considered relevant, which affect the values of assets and liabilities and which may present results that differ from actual results.
The significant judgments made by the Company are related to the recognition of revenue and leasing.
The areas that require a higher level of judgment and have greater complexity, as well as the areas in which assumptions and estimates are significant for the financial statements, are disclosed below.

4.1	Deferred Income tax and social contribution
The Company recognizes deferred assets and liabilities based on the differences between the carrying amount stated in financial statements and the tax base of assets and liabilities, using the statutory tax rates. The Company regularly reviews deferred tax assets in terms of the possibility of recovery, considering the historical profit generated and the projected future taxable income, based on technical feasibility study, reflecting the uncertainties related to its calculation, if any.

4.2	Provision for tax, civil, and labor risks
The Company is a party to several lawsuits and administrative proceedings as described in note 20. Provisions are recorded for all contingent liabilities arising from lawsuits that represent probable and estimated losses and can be reliably estimated. The probably assessment includes the assessing available evidence, the hierarchy of laws, available previous decisions, most recent court decisions and their relevance within the legal system, and the assessment of the external legal counsel.

4.3	Post-employment healthcare plan
The current amount of the post-employment healthcare plan is contingent to a series of factors determined based on actuarial calculations, based on a series of financial and demographic assumptions, such as the discount rate, medical inflation and percentage of adhesion to the plan, which are disclosed in note 20.

4.4	Stock option plan, restricted share plan and strategy acceleration program
The stock option plan, restricted share plan and strategy acceleration program are measured at fair value at the grant date and the expense is recognized in profit or loss during the vesting period against “Additional paid-in
capital” in shareholders’ equity. At the balance sheet dates, Management reviews the estimates as to the number of stock options/restricted shares and, where applicable, recognizes the effect arising from this review in profit or loss for period against shareholders’ equity. The assumptions and models used to estimate the fair value of the stock option plan, restricted share plan and strategy acceleration program are disclosed in Note 26.1.

4.5	Impairment loss
An impairment loss exists when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of fair value less cost of disposal and value in use. Fair value less costs of disposal is calculated based on information available about similar assets sold or market prices less additional costs to dispose of the asset.
Value in use is calculated based on the discounted cash flow model. Cash flows derive from a budget prepared for the following five to ten years, according to the operating segment, and their projections consider the market’s expectations for operations, estimated investments and working capital, as well as other economic factors. The value in use is sensitive to the discount rate used under the discounted cash flow method, as well as the growth rate and perpetuity used for extrapolation purposes.
Details on this subject are presented in Note 15.

4.6	Trade receivables and provision for expected credit losses
The provision for expected losses on trade receivable from customers is estimated based on the weighting loss risk of each aging group. The characteristics of the Company’s trade receivable are:
Immaterial financial component;

➢	Non-complex receivables portfolio; and

➢	Low credit risk.
The Company adopted the simplified approach in calculating expected credit losses based on the lifetime credit loss at each reporting date. Prior to the adoption of IFRS 9 through December 31, 2017, we estimated an allowance for doubtful accounts based on an “aging list” model, under which the allowance was estimated based on the historical losses of each aging group. An estimated range was used using the weighted average of losses for the last 6 months. The calculation also considers the seniority of the independent beauty consultant’s length of relationship, and a division between renegotiated and non-renegotiated
past due receivables.
Upon adoption of IFRS 9, starting January 1, 2018, we concluded that the methodology described above was in line with the expected credit losses model of IFRS 9, therefore, the initial adoption of IFRS 9 did not have a material impact in the estimation of the provision for expected credit losses on accounts receivable from customers that we currently apply.

4.7	Provision for inventory losses
The provision for inventory losses is estimated using methodology for including discontinued products, products with slow turnover, products expired or nearing expiration and products that do not meet quality standards. The results of provisions are stated in Note 9.